DEPOSITS	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]	Deposits
Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2023 and 2022 were $300.1 million and $165.1 million, respectively.

Scheduled maturities of all time deposits for the next five years were as follows:

(Dollars in thousands)	Time deposits
2024	$2,441,560
2025	225,140
2026	33,439
2027	12,371
2028	5,612
Thereafter	268
Total	$2,718,390